Equity and Remuneration to Shareholders - Schedule of Share Capital (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued	2,201,370,688	2,201,370,688	1,693,362,068
Percentage of changes in share capital	100.00%	100.00%	100.00%
State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	375,048,387	375,048,387	288,498,775
Percentage of changes in share capital	17.00%	17.00%	17.00%
Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		21,910,971	14,495,439
Percentage of changes in share capital		1.00%	1.00%
PZENA [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	73,283,989
Percentage of changes in share capital	3.00%
F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	349,956,346	352,396,700	233,359,090
Percentage of changes in share capital	16.00%	16.00%	14.00%
B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	82,007,784	82,007,784	85,224,631
Percentage of changes in share capital	4.00%	4.00%	5.00%
Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	217,550,174	218,212,381	123,325,741
Percentage of changes in share capital	10.00%	10.00%	7.00%
Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	130,878,309	204,766,598	189,570,960
Percentage of changes in share capital	6.00%	9.00%	11.00%
Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	972,645,699	947,027,867	758,887,432
Percentage of changes in share capital	44.00%	43.00%	45.00%
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	735,847,624	735,847,624	566,036,634
Percentage of changes in share capital	99.00%	100.00%	100.00%
Common Shares [Member] | State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	375,031,302	375,031,302	288,485,632
Percentage of changes in share capital	51.00%	51.00%	51.00%
Common Shares [Member] | Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		30,021	23,094
Common Shares [Member] | F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	233,004,992	233,625,046	153,354,328
Percentage of changes in share capital	31.00%	31.00%	27.00%
Common Shares [Member] | B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	82,007,784	82,007,784	63,082,911
Percentage of changes in share capital	11.00%	11.00%	11.00%
Common Shares [Member] | Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	29,160,676	26,546,632	43,689,699
Percentage of changes in share capital	4.00%	4.00%	8.00%
Common Shares [Member] | Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	16,642,870	18,606,839	17,400,970
Percentage of changes in share capital	2.00%	3.00%	3.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,465,523,064	1,465,523,064	1,127,325,434
Percentage of changes in share capital	101.00%	100.00%	100.00%
Preference shares [member] | State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	17,085	17,085	13,143
Preference shares [member] | Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		21,880,950	14,472,345
Percentage of changes in share capital		1.00%	1.00%
Preference shares [member] | PZENA [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	73,283,989
Percentage of changes in share capital	5.00%
Preference shares [member] | F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	116,951,354	118,771,654	80,004,762
Percentage of changes in share capital	8.00%	8.00%	7.00%
Preference shares [member] | B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			22,141,720
Percentage of changes in share capital			2.00%
Preference shares [member] | Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	217,550,174	218,212,381	123,325,741
Percentage of changes in share capital	15.00%	15.00%	11.00%
Preference shares [member] | Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	101,717,633	178,219,966	145,881,261
Percentage of changes in share capital	7.00%	12.00%	13.00%
Preference shares [member] | Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	956,002,829	928,421,028	741,486,462
Percentage of changes in share capital	66.00%	64.00%	66.00%